INTANGIBLE ASSETS, NET - Additional Information (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expenses of finite-lived intangible asset	¥ 947,575	$ 129,817	¥ 1,189,681	¥ 1,256,995
Estimated useful life of intangible assets	10 years	10 years